Commitments and Contingent Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Changes in Accrued Liability for Legal Proceedings

	Year Ended December 31,
	2011	2010
(Dollars in millions)
Balance at beginning of year	$3.0	$0.0
Accrual of reserves	0.0	3.0
Cash expenditures	(3.0)	0.0

Balance at end of year	$0.0	$3.0

Changes in Accrued Liability for Environmental Matters

	Period ended
	March 31, 2012	December 31, 2011
(Dollars in millions)
Balance at beginning of year	$17.7	$6.6
Expense	0.6	8.0
Reversal of reserves	(0.1)	(1.6)
Cash expenditures	(2.3)	(2.4)
Assumed remediation liability in exchange for cash	0.0	7.5
Currency translation	0.3	(0.4)

Balance at end of year	$16.2	$17.7

	Year Ended December 31,
	2011	2010
(Dollars in millions)
Balance at beginning of year	$6.6	$10.7
Expense	8.0	1.2
Reversal of reserves	(1.6)	(4.3)
Cash expenditures	(2.4)	(1.5)
Assumed remediation liability in exchange for cash	7.5	0.0
Currency translation	(0.4)	0.5

Balance at end of year	$17.7	$6.6